Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 221	$ 202
Increase based on tax positions related to current year	21	17
(Decrease) increase based on tax positions of prior years	(52)	53
Increase related to acquisitions	44
Settlements	(2)	(15)
Statute expirations	(8)	(20)
Foreign currency translation	(4)	(16)
Balance, ending of year	$ 220	$ 221